Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Stockholders' Equity, Policy [Policy Text Block]

Reverse Stock Split - On January 29, 2021, the Company filed a Certificate of Amendment to its amended and restated certificate of incorporation with the Secretary of State and the State of Delaware to effect a reverse stock split of all the issued and outstanding shares of the Company's common stock at a ratio of 1 for 6. The accompanying consolidated financial statements and notes to the consolidated financial statements gives retroactive effect to the reverse stock split for all periods presented. Certain amounts in the financial statements, the notes thereto, and elsewhere in the Form 10-K may be slightly different than previously reported due to rounding up of fractional shares as a result of the reverse stock split.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation – Condensed Consolidated Financial Information - The accompanying condensed consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the U.S. (U.S. GAAP) for financial information, and in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (SEC) with respect to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The condensed consolidated financial statements furnished reflect all normal adjustments, which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented. Interim results are not necessarily indicative of the results for the full year. These condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company as of  December 31, 2022 and for the year then ended, including the notes thereto contained in the Form 10-K filed with the SEC on March 22, 2023.

Basis of Presentation - The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP), and in accordance with the rules and regulations of the United States Securities and Exchange Commission (the SEC).

Consolidation, Policy [Policy Text Block]

Principles of Consolidation - The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP. The Company views its operations and manages its business in one operating segment. All material long-lived assets of the Company reside in the U.S.

Principles of consolidation - The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The Company views its operations and manages its business in one operating segment. All material long-lived assets of the Company reside in the United States. In accordance with FASB ASC Topic 280, Segment Reporting, the Company views its operations and manages its business as one segment. As a result, the financial information disclosed herein represents all of the material financial information related to its principal operating segment.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates - The preparation of these condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. This process may result in actual results differing materially from those estimated amounts used in the preparation of financial statements. Estimates are used in the following areas, among others: fair value estimates on intangible assets, warrants, and stock-based compensation expense, as well as accrued expenses and taxes.

Use of Estimates - The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. This process may result in actual results differing materially from those estimated amounts used in the preparation of financial statements. Estimates are used in the following areas, among others: fair value estimates on intangible assets, warrants, and stock-based compensation expense, as well as accrued expenses and taxes.

Liquidity and Financial Condition [Policy Text Block]

Liquidity and Financial Condition - The Company is an early stage company and has not generated any revenues to date. As such, the Company is subject to all of the risks associated with early stage companies. Since inception, the Company has incurred losses and negative cash flows from operating activities. For the years ended December 31, 2022 and 2021, the Company incurred net losses of $29.0 million and $15.9 million, respectively, and had net cash flows used in operating activities of $27.6 million and $19.0 million, respectively. At December 31, 2022, the Company had an accumulated deficit of$101.8 million and cash of $43.1 million. The Company expects its cash on hand as of December 31, 2022 will be sufficient to fund the Company's operations beyond the near term. Such projections are subject to changes in the Company’s internally funded preclinical and clinical activities, including unplanned preclinical and clinical activity. The Company does not expect to experience positive cash flows from operating activities in the near future and anticipates incurring operating losses for the next few years as it supports the development of its core technologies to the point of generating revenue, most likely via outlicensing, and continues to invest in research and development for additional applications of the Company's core technologies and potentially increase its pipeline of drug candidates. If the Company needs to raise additional capital in order to continue to execute its business plan, there is no assurance that additional financing will be available when needed or that management will be able to obtain financing on terms acceptable to the Company. A failure to raise sufficient capital could adversely impact the Company's ability to achieve its intended business objectives and meet its financial obligations as they become due and payable. In March 2022, the Company received a subpoena from the SEC requesting information and documents, including materials related to certain individuals (none of which are the Company's officers or directors) and entities, and materials related to the development of and statements regarding the Company's drug candidate for the treatment of COVID-19. The Company has received, and expects to continue to receive, periodic further requests from the SEC staff with respect to this matter. The Company is not aware of the specific nature of the underlying investigation by the SEC, and to the extent that this investigation relates to prior public disclosures that it has made, the Company believes in the accuracy and adequacy of such prior disclosures. The correspondence from the SEC transmitting the subpoena to the Company states that the SEC is trying to determine whether there have been any violations of federal securities laws, but that its investigation does not mean that the SEC has concluded that anyone has violated the law or that the SEC has a negative opinion of any person, entity, or security. The Company cannot predict when this matter will be resolved or what, if any, action the SEC may take following the conclusion of the investigation. During the year ended December 31, 2022, the Company has expensed approximately $2.4 million in related legal fees and expenses.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents - Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. The Company maintains cash accounts principally at one financial institution in the U.S., which at times, may exceed the Federal Deposit Insurance Corporation’s limit. The Company has not experienced any losses from cash balances in excess of the insurance limit. The Company’s management does not believe the Company is exposed to significant credit risk at this time due to the financial condition of the financial institution where its cash is held.

Cash and Cash Equivalents - Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. The Company maintains cash accounts principally at one financial institution in the US, which at times, may exceed the Federal Deposit Insurance Corporation's limit. The Company has not experienced any losses from cash balances in excess of the insurance limit. The Company’s management does not believe the Company is exposed to significant credit risk at this time due to the financial condition of the financial institution where its cash is held.

Prepaid Expenses and Other Current Assets [Policy Text Block]

Prepaid Expenses and Other Current Assets - Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2022	2021
Prepaid sponsored research	$1,028	$474
Vendor prepayments and deposits	801	486
Prepaid insurance	600	589
Related party receivables	20	22
Non-trade receivables	2	23
Total prepaid expenses and other current assets	$2,451	$1,594

Property, Plant and Equipment, Policy [Policy Text Block]

Property and equipment - Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line depreciation method as follows:

Years
Leasehold improvements	Shorter of estimated useful lives or the term of the lease
Computer equipment	2
Software	3
Machinery and equipment	2 to 5
Furniture and office equipment	2 to 7

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Intangible assets - Intangible assets with finite lives are amortized using the straight-line method over their estimated period of benefit. Acquired intangible assets identified as in-process research and development (IPR&D) assets, are considered indefinite lived until the completion or abandonment of the associated research and development efforts. If the associated research and development effort is abandoned, the related IPR&D assets will be written-off and the Company will record a noncash impairment loss on its statements of operations. For those compounds that reach commercialization, the IPR&D assets will be amortized over their estimated useful lives. Intangible assets are tested for impairment on an annual basis, and between annual tests if indicators of potential impairment exist, using a fair-value-based approach. The Company evaluates the recoverability of intangible assets periodically and take into account events or circumstances that warrant revised estimates of useful lives or that indicate that impairment exists. No impairments of intangible assets have been identified during any of the periods presented.

Lessee, Leases [Policy Text Block]

Operating Lease Right-of-Use Asset - The Company determines if an arrangement is a lease at contract inception or during modifications or renewal of an existing lease. Operating lease assets represent the Company's right to use an underlying asset for the lease term and operating lease liabilities represent the Company's obligation to make lease payments arising from the lease. Operating lease assets and liabilities are recognized at the commencement date of the lease based upon the present value of lease payments over the lease term. The lease payments used to determine the Company's operating lease assets may include lease incentives, stated rent increases and escalation clauses linked to rates of inflation when determinable and are recognized in the Company's operating lease assets in the Company's consolidated balance sheet. The Company has elected the practical expedient and does not separate lease components from nonlease components for its leases. The Company's operating leases are reflected in operating lease right-of-use asset (ROU), accrued expenses and other current liabilities, and operating lease liability - long-term in the Company's consolidated balance sheets. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Short-term leases, defined as leases that have a lease term of 12 months or less at the commencement date, are excluded from this treatment and are recognized on a straight-line basis over the term of the lease. Refer to Note 8 - Commitments and Contingencies - Lease Obligations Payable for additional information related to the Company’s operating leases.

Collaborative Arrangement, Accounting Policy [Policy Text Block]

Sublicense Arrangement - The Company has a sublicense arrangement which consists of an investment in ALI in which it does not have the ability to exercise significant influence over its operating and financial activities. Management evaluates this investment for possible impairment quarterly.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments - The Company's financial instruments consist primarily of non-trade receivables, accounts payable, accrued expenses and its warrant liability. The carrying amount of non-trade receivables, accounts payable, and accrued expenses approximates their fair value because of the short-term maturity of such.

The Company has categorized its assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy in accordance with U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3).

Assets and liabilities recorded in the balance sheets at fair value are categorized based on a hierarchy of inputs as follows:

Level 1 – Unadjusted quoted prices in active markets of identical assets or liabilities.

Level 2 – Quoted prices for similar assets or liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

Level 3 – Unobservable inputs for the asset or liability.

The Company’s financial assets and liabilities recorded at fair value on a recurring basis include the fair value of warrant liability discussed in Note 4.

The following table provides the financial liabilities reported at fair value and measured on a recurring basis at September 30, 2023 and December 31, 2022 (table in thousands):

Description	Fair Value	Level 1	Level 2	Level 3
Fair value of warrant liability as of September 30, 2023:	$1	$—	$—	$1
Fair value of warrant liability as of December 31, 2022:	$77	$—	$—	$77

The table below of Level 3 liabilities (table in thousands) begins with the valuation as of the beginning of the third quarter and then is adjusted for changes in fair value that occurred during the third quarter. The ending balance of the Level 3 financial instrument presented above represents the Company's best estimates and may not be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments.

Three Months Ended September 30, 2023	Warrant Liability Long-Term
Balance, June 30, 2023	$2
Change in fair value - net	(1)
Balance, September 30, 2023	$1

The table below of Level 3 liabilities (table in thousands) begins with the valuation as of  December 31, 2022 and then is adjusted for changes in fair value that occurred during the nine months ended September 30, 2023. The ending balance of the Level 3 financial instrument presented above represents the Company's best estimates and  may not be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments.

Nine Months Ended September 30, 2023	Warrant Liability Long-Term
Balance, December 31, 2022	$77
Change in fair value - net	(76)
Balance, September 30, 2023	$1

Fair Value of Financial instruments - The Company's financial instruments consist primarily of non-trade receivables, account payables, accrued expenses and a warrant liability. The carrying amount of non-trade receivables, accounts payables, and accrued expenses approximates their fair value because of the short-term maturity of such.

The Company has categorized its assets and liabilities that are valued at fair value on a recurring basis into three-level fair value hierarchy in accordance with US GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3).

Assets and liabilities recorded in the balance sheets at fair value are categorized based on a hierarchy of inputs as follows:

Level 1 – Unadjusted quoted prices in active markets of identical assets or liabilities.

Level 2 – Quoted prices for similar assets or liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

Level 3 – Unobservable inputs for the asset or liability.

The Company’s financial assets and liabilities recorded at fair value on a recurring basis include the fair value of its warrant liability discussed in Note 5.

The following table provides the financial assets and liabilities reported at fair value and measured on a recurring basis at December 31, 2022 and 2021 (in thousands):

Description	Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Fair value of warrant liability:
December 31, 2022	$77	$—	$—	$77
December 31, 2021	$1,412	$—	$—	$1,412

 The following table provides a summary of changes in fair value associated with the Level 3 liabilities for the years ended December 31, 2022 and 2021 (in thousands):

Warrant Liability Long-Term
December 31, 2020	$8,192
Exercise of warrants	(52)
Change in fair value - net	(6,728)
December 31, 2021	$1,412
Change in fair value - net	(1,335)
December 31, 2022	$77

The above table of Level 3 liabilities begins with the valuation as of December 31, 2020 and adjusts the balances for changes that occurred during the years. The ending balance of the Level 3 financial instrument presented above represent the Company's best estimates and may not be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments.

Income Tax, Policy [Policy Text Block]

Income Taxes - The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of reported assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company must then assess the likelihood that the resulting deferred tax assets will be realized. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740-10 which prescribes a recognition threshold and measurement attribute for financial statement disclosure of tax positions taken, or expected to be taken, on its tax return. The Company evaluates and records any uncertain tax positions based on the amount that management deems is more likely than not to be sustained upon examination and ultimate settlement with the tax authorities in the tax jurisdictions in which it operates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Translation of Foreign Currencies - The functional currency for the Company's foreign subsidiaries is the local currency. For the Company's non-US subsidiaries that transact in a functional currency other than the US dollar, assets and liabilities are translated at current rates of exchange at the balance sheet date. Income and expense items are translated at the average foreign currency rates for the period. Adjustments resulting from the translation of the financial statements of the Company's foreign operations into US dollars are excluded from the determination of net income and are recorded in accumulated other comprehensive income, a separate component of equity.

Share-Based Payment Arrangement [Policy Text Block]

Stock-based Compensation - Stock-based compensation expense includes the estimated fair value of equity awards vested or expected to vest during the reporting period. The Company accounts for its stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation (ASC 718). ASC 718 requires all stock-based payments to employees, including grants of employee stock options, restricted stock units, modifications to existing stock options, and equity classified warrants to be recognized in the consolidated statements of operations based on their fair values. The grant date fair value of stock options and equity classified warrants are calculated using the Black-Scholes option pricing model and the grant date fair value of restricted stock awards is determined using the closing price of the Company’s common stock on the date of grant (or if the date of grant is not a business day, on the business day prior to the date of the grant). The awards are subject to service vesting conditions. Compensation expense related to awards to employees and directors with service-based vesting conditions is recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting term, net of forfeitures which are recognized as they occur. Compensation expense related to awards to non-employees with performance-based vesting conditions is recognized based on the grant date fair value. Effective January 1, 2020, the Company began using the volatility of its own stock since it now has sufficient historic data in its stock price.

Earnings Per Share, Policy [Policy Text Block]

Loss Per Common Share - Basic net loss per common share is computed by dividing net loss available to common shareholders by the weighted-average number of common shares outstanding during the period. For purposes of this calculation, options to purchase common stock, restricted stock units subject to vesting and warrants to purchase common stock are considered to be common stock equivalents. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive. For the three months ended September 30, 2023 and 2022, approximately 8.5 million and 6.0 million, respectively, of potentially dilutive shares were excluded from the computation of diluted earnings per share due to their anti-dilutive effect. For the nine months ended September 30, 2023 and 2022, approximately 7.0 million and 5.2 million, respectively, of potentially dilutive shares were excluded from the computation of diluted earnings per share due to their anti-dilutive effect.

Loss Per Common Share - Basic net loss per common share is computed by dividing net loss available to common shareholders by the weighted-average number of common shares outstanding during the period. For purposes of this calculation, options to purchase common stock, restricted stock units subject to vesting and warrants to purchase common stock were considered to be common stock equivalents. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive. For the years ended December 31, 2022, and 2021, approximately 5.5 million and approximately 4.3 million, respectively, of potentially dilutive shares were excluded from the computation of diluted earnings per share due to their antidilutive effect.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Costs - Research and development costs are expensed as incurred. These costs consist primarily of salaries and benefits of research and development personnel, costs related to research activities, preclinical studies, clinical trials, drug manufacturing and allocated overhead and facility-related expenses.

Subsequent Events, Policy [Policy Text Block]	Subsequent Events - The Company’s management reviewed all material events through the date of these unaudited condensed consolidated financial statements. See Note 8 - Subsequent Events.

Subsequent Events - The Company’s management reviewed all material events through the date these consolidated financial statements were issued for subsequent event disclosure consideration as described in Note 9 and elsewhere in other notes to the financial statements.

New Accounting Pronouncements, Policy [Policy Text Block]	Recent Accounting Pronouncements - There are no recently issued accounting standards updates that are currently expected to have a material impact on the Company.

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU No. 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40) (ASU 2020-06). ASU 2020-06 simplifies the complexity associated with applying US GAAP for certain financial instruments with characteristics of both liabilities and equity, including convertible instruments and contracts in an entity's own equity. The guidance was effective for the Company beginning on January 1, 2022 and prescribes different transition methods for the various provisions. The Company's adoption of this pronouncement did not have a material impact on the Company's consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt - Modifications and Extinguishments (Subtopic 470-50), Compensation - Stock Compensation (Topic 718), and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Issuer's Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. ASU 2021-04 clarifies certain aspects of the current guidance to promote consistency among reporting of an issuer's accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update were effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company’s adoption of this pronouncement effective January 1, 2022 did not have a material impact on the Company’s condensed consolidated financial statements.

The Company does not believe that any other recently issued effective pronouncements, or pronouncements issued but not yet effective, if adopted, would have a material effect on the accompanying financial statements.

Significant Accounting Policies [Policy Text Block]

Significant Accounting Policies - The Company's significant accounting policies are described in Note 2, Basis of Presentation, principles of consolidation and significant accounting policies, to the consolidated financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2022. There have been no material changes to the significant accounting policies during the nine months ended September 30, 2023.

Going Concern Policy [Policy Text Block]

Going Concern - These condensed consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain necessary equity financing to continue operations and the attainment of profitable operations. As of  September 30, 2023, the Company had an accumulated deficit of $121.3 million since inception and had not yet generated any revenues from operations. Additionally, management anticipates that its cash on hand of $24.6 million as of September 30, 2023 is sufficient to fund its planned operations into but not beyond the near term. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company  may seek additional funding through a combination of equity offerings, debt financings, government or other third-party funding, commercialization, marketing and distribution arrangements, other collaborations, strategic alliances and licensing arrangements and delay planned cash outlays or a combination thereof. Management cannot be certain that such events or a combination thereof can be achieved.

 In March 2022, the Company received a subpoena from the SEC requesting information and documents, including materials related to certain individuals (none of which are the Company's officers or directors) and entities, and materials related to the development of and statements regarding the Company's drug candidate for the treatment of COVID-19. The Company has received, and expects to continue to receive, periodic further requests from the SEC staff with respect to this matter. The Company is not aware of the specific nature of the underlying investigation by the SEC, and to the extent that this investigation relates to prior public disclosures that it has made, the Company believes in the accuracy and adequacy of such prior disclosures. The correspondence from the SEC transmitting the subpoena to the Company states that the SEC is trying to determine whether there have been any violations of federal securities laws, but that its investigation does not mean that the SEC has concluded that anyone has violated the law or that the SEC has a negative opinion of any person, entity, or security. The Company cannot predict when this matter will be resolved or what, if any, action the SEC may take following the conclusion of the investigation. The Company expensed approximately $0.4 million and $1.1 million in related general and administrative fees and expenses for the three months ended  September 30, 2023 and 2022, respectively, and $1.4 million and $1.9 million for the nine months ended September 30, 2023 and 2022, respectively. The Company is in the process of filing a claim with its insurance carriers related to this loss which may cover a portion of the related expenses but not all. The claim is currently under review by the insurance company. The claim has not yet been approved nor has a reimbursement amount been determined. Accordingly, the Company has not recorded any provision for insurance reimbursement. The Company expects to record the insurance reimbursement at the time that the amount to be reimbursed is determined and approved by the insurance carrier.